Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 17,877,454	$ 13,247,794
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	500	100
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,854,687	5,951,705
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,706,664	4,503,636
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,316,103	2,792,453
Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,904,401	1,188,832
Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,768,955	8,351,749
Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	284,921	261,471
Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	281,357	232,337
Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,428,824	1,360,389
Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	35,907	95,538
Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,481,099	1,101,285
Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	46,046	73,150
Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	54,481	67,938
Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	10,265	13,475
Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	165,815	125,059
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,895,613	1,156,843
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,535,040	2,570,180
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	101,663	77,953
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	87,254	61,765
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,397,520	1,326,223
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	30,358	20,436
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	347,477	281,590
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	33,202	55,851
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	37,716	55,922
Over-the-counter contracts [member] | Under 1 year [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,578	1,975
Over-the-counter contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	81,720	56,166
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,788	31,989
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,377,512	3,450,280
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	155,985	124,083
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	156,886	106,887
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	30,688	33,543
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,379	35,662
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	767,742	551,576
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,037	13,913
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	12,250	9,187
Over-the-counter contracts [member] | 1 to 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,263	7,686
Over-the-counter contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	66,686	49,652
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,856,403	2,331,289
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	27,273	59,435
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	37,217	63,685
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	616	623
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,170	39,440
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	365,880	268,119
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,807	3,386
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,515	2,829
Over-the-counter contracts [member] | Over 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,424	3,814
Over-the-counter contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	17,409	19,241
Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,899	8,969
Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,835	11,189
Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	288,229	243,746
Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	61,301	52,938
Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	55,502	59,213
Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	277	83
Exchange-traded contracts [member] | Foreign exchange contracts, futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	340	433
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,587	8,274
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,544	10,872
Exchange-traded contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	228,549	198,360
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	38,825	33,195
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	32,424	35,726
Exchange-traded contracts [member] | Under 1 year [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	277	83
Exchange-traded contracts [member] | Under 1 year [member] | Foreign exchange contracts, futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	340	291
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,312	695
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,291	317
Exchange-traded contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	59,308	44,858
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	22,465	19,688
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	23,072	23,478
Exchange-traded contracts [member] | 1 to 5 years [member] | Foreign exchange contracts, futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		142
Exchange-traded contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	372	528
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11	55
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	6	9
Trading Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	17,460,315	12,669,877
Trading Derivatives [Member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,904,401	1,188,832
Trading Derivatives [Member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,424,094	7,854,309
Trading Derivatives [Member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	284,921	261,471
Trading Derivatives [Member] | Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	281,357	232,337
Trading Derivatives [Member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,420,575	1,343,196
Trading Derivatives [Member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	27,545	89,254
Trading Derivatives [Member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,430,437	1,048,891
Trading Derivatives [Member] | Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	46,046	73,150
Trading Derivatives [Member] | Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	54,481	67,938
Trading Derivatives [Member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	9,752	13,330
Trading Derivatives [Member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	161,323	120,737
Trading Derivatives [Member] | Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,899	8,969
Trading Derivatives [Member] | Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,835	11,189
Trading Derivatives [Member] | Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	288,229	243,607
Trading Derivatives [Member] | Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	61,301	52,938
Trading Derivatives [Member] | Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	55,502	59,213
Trading Derivatives [Member] | Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	277	83
Trading Derivatives [Member] | Exchange-traded contracts [member] | Foreign exchange contracts, futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	340	433
Other than trading [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	417,139	577,917
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	344,861	497,440
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,249	17,193
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,362	6,284
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	50,662	52,394
Other than trading [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	513	145
Other than trading [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,492	4,322
Other than trading [member] | Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		$ 139